FINANCIAL RISK MANAGEMENT - Disclosure of Detailed Information About Cash Flow Hedged Reserve Booked Under Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Cash flow hedge beginning of balance	R$ (498,578)	R$ 21,866	R$ 159,077
Change in the fair value of hedge instrument recognized in OCI	746,648	(790,479)	(210,150)
Tax effects on fair value of hedge instrument	(251,950)	270,035	72,939
Cash flow hedge end of balance	R$ (3,880)	R$ (498,578)	R$ 21,866